Other Assets Loan Receivable and Allowance (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	$ 29,874,523	$ 22,191,515
Accrued Interest	10,185,404	8,324,812
Loan Loss Reserves	(7,098,814)	(7,098,814)
Interest Allowance	(8,718,387)	(7,427,074)
Net Taxable Property Loans	24,242,727	15,990,439
Arbors at Hickory Ridge [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	191,264	191,264
Accrued Interest	39,950	26,047
Loan Loss Reserves	0	0
Interest Allowance	0	0
Net Taxable Property Loans	231,214	217,311
Ashley Square [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	5,078,342	5,078,342
Accrued Interest	2,864,130	2,455,660
Loan Loss Reserves	(3,596,342)	(3,596,342)
Interest Allowance	(2,864,130)	(2,455,660)
Net Taxable Property Loans	1,482,000	1,482,000
Avistar (February 2013 Acquisition) [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	274,496	274,496
Accrued Interest	51,386	16,470
Loan Loss Reserves	0	0
Interest Allowance	0	0
Net Taxable Property Loans	325,882	290,966
Avistar (June 2013 Acquisition) [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	251,622	251,622
Accrued Interest	47,104	15,097
Loan Loss Reserves	0	0
Interest Allowance	0	0
Net Taxable Property Loans	298,726	266,719
Cross Creek [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	7,072,087	6,976,087
Accrued Interest	2,352,851	2,084,804
Loan Loss Reserves	(3,447,472)	(3,447,472)
Interest Allowance	(2,352,852)	(2,084,804)
Net Taxable Property Loans	3,624,614	3,528,615
Foundation for Affordable Housing [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	1,415,590	1,560,553
Accrued Interest	0	1,735
Loan Loss Reserves	0	0
Interest Allowance	0	0
Net Taxable Property Loans	1,415,590	1,562,288
Greens of Pine Glen [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	850,000	850,000
Accrued Interest	343,600	231,342
Loan Loss Reserves	0	0
Interest Allowance	0	0
Net Taxable Property Loans	1,193,600	1,081,342
Lake Forest [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	4,623,704	4,618,704
Accrued Interest	3,080,446	2,599,613
Loan Loss Reserves	(55,000)	(55,000)
Interest Allowance	(3,059,610)	(2,578,778)
Net Taxable Property Loans	4,589,540	4,584,539
Ohio Properties [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	2,390,448	2,390,447
Accrued Interest	1,235,017	894,044
Loan Loss Reserves	0	0
Interest Allowance	(441,795)	(307,832)
Net Taxable Property Loans	3,183,670	$ 2,976,659
Vantage at Brooks LLC [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	3,454,664
Accrued Interest	78,440
Loan Loss Reserves	0
Interest Allowance	0
Net Taxable Property Loans	3,533,104
Vantage at Braunfels LLC [Member]
Accounts Notes And Loans Receivable [Line Items]
Property loan receivable, outstanding balance	4,272,306
Accrued Interest	92,481
Loan Loss Reserves	0
Interest Allowance	0
Net Taxable Property Loans	$ 4,364,787